Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, and Classification of Depreciation

	December 31, 2021
	Cost $	Accumulated depreciation and impairment(1) $	Net book value $
Leasehold improvements	159,131	84,930	74,201
Computer equipment	33,505	18,241	15,264
Furniture and equipment	28,751	20,250	8,501
Fulfillment robots	9,470	3,888	5,582
Fulfillment equipment	2,015	37	1,978
	232,872	127,346	105,526
(1) Included in accumulated depreciation is $1,709 of impairment on leasehold improvements in the year.

	December 31, 2020
	Cost $	Accumulated depreciation and impairment(2) $	Net book value $
Leasehold improvements	131,196	65,052	66,144
Computer equipment	24,387	15,056	9,331
Furniture and equipment	30,716	17,501	13,215
Fulfillment robots	5,419	2,005	3,414
	191,718	99,614	92,104
(2) Included in accumulated depreciation is $16,838 of impairment on leasehold improvements in the year.
The following table illustrates the classification of depreciation in the consolidated statements of operations and comprehensive income:

	Years ended
	December 31, 2021 $	December 31, 2020 $
Cost of revenues	2,649	3,160
Sales and marketing	10,103	9,710
Research and development	20,125	19,587
General and administrative	8,951	5,735
	41,828	38,192